22. INCOME TAX AND DEFERRED TAXES (Details 8) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Deferred Taxes Tables Abstract
Income tax	$ 11,122,244	$ 14,549,204
Income tax liabilities	1,417,795	4,260,475
Other	525	3,887
Total current tax liabilities	$ 12,540,564	$ 18,813,566